Non-current financial assets and Other non-current assets	12 Months Ended
Dec. 31, 2024
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Non-current financial assets and Other non-current assets

Note 11. Non-current financial assets and Other non-current assets

As of December 31, 2024, other non-current financial assets consist of:

•
our finance lease receivable for $2.1 million which was recognized in connection with the partial sublease of our premises in New York. The sublease started in June 2022.
•
restricted cash for $4.6 million, primarily related to (i) a leasing agreement for equipment in Raleigh for $1.9 million, (ii) our leased premises in Raleigh for $2.5 million, and (iii) our leased premises in New York for $0.2 million;
•
a deposit of our leased premises in Paris for $0.9 million.

As of December 31, 2024, other non-current assets consists of research tax credit receivables, which are deemed to be recovered according to the new tax timeline in three years period, for $11.6 million;

Entity-wide disclosures:

As of December 31, 2024, $11.6 million of our other non-current assets are related to France, while none are related to the United States.